Related Party Transactions - Summary of Cemig is Provider of Surety or Guarantee of Loans, Financings and Debentures of Related Parties (Detail)	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of transactions between related parties [line items]
Related party transaction amount	R$ 4,538
Norte Energia S.A [Member]
Disclosure of transactions between related parties [line items]
Related party	Norte Energia (NESA)
Relationship	Affiliated
Type	Surety
Objective	Financing
Related party transaction amount	R$ 2,571
Maturity	2042
Light [member]
Disclosure of transactions between related parties [line items]
Related party	Light (1)
Relationship	Subsidiary
Type	Counter-guarantee
Objective	Financing
Related party transaction amount	R$ 684
Maturity	2042
Santo Antnio Energia S.A. [member]
Disclosure of transactions between related parties [line items]
Related party	Santo Antônio Energia (SAESA) (2)
Relationship	Jointly-controlled entity
Type	Surety
Objective	Financing
Related party transaction amount	R$ 875
Maturity	2034
Santo Antnio Energia S.A. One [member]
Disclosure of transactions between related parties [line items]
Related party	Santo Antônio Energia (SAESA) (2)
Relationship	Jointly-controlled entity
Type	Surety
Objective	Debentures
Related party transaction amount	R$ 401
Maturity	2037
Centroeste [member]
Disclosure of transactions between related parties [line items]
Related party	Centroeste
Relationship	Jointly-controlled entity
Type	Surety
Objective	Financing
Related party transaction amount	R$ 7
Maturity	2023